Commitments And Contingencies (Warranty Accrual) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, January 1	$ 9.7	$ 10.8	$ 12.3
Accruals for warranties issued during the period	11.8	14.6	12.6
Settlements made	(11.9)	(15.4)	(14.7)
Effect of foreign currency translation	(0.1)	(0.3)	0.6
Balance, December 31	$ 9.5	$ 9.7	$ 10.8